EQUITY - Schedule of movement of treasury shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Treasury Shares Movement [Roll Forward]
Beginning balance (in shares)	0	0
Opening balance	$ 0	$ 0
Movements during the year (in shares)		0
Movements during the year		$ 0
Own share repurchase program approved at the Extraordinary Shareholders’ Meeting held on June 26, 2025, paid in July 2025 (in shares)	(30,221,893,878,000)
Early cancellation of own shares approved at the Extraordinary Shareholders’ Meeting held on October 17, 2025	$ (585,424)
Ending balance (in shares)	0	0
Closing balance	$ 0	$ 0
Share amount
Treasury Shares Movement [Roll Forward]
Opening balance	0	0
Movements during the year		0
Early cancellation of own shares approved at the Extraordinary Shareholders’ Meeting held on October 17, 2025	(584,837)
Closing balance	0	0
Fee payments
Treasury Shares Movement [Roll Forward]
Opening balance	0	0
Movements during the year		0
Early cancellation of own shares approved at the Extraordinary Shareholders’ Meeting held on October 17, 2025	(587)
Closing balance	$ 0	$ 0
Own share repurchase program approved at the Extraordinary Shareholders’ Meeting held on March 17, 2025, paid in May 2025
Treasury Shares Movement [Roll Forward]
Own share repurchased program (in shares)	9,671,006,041,000
Own share repurchased program	$ 152,151
Own share repurchase program approved at the Extraordinary Shareholders’ Meeting held on March 17, 2025, paid in May 2025 | Share amount
Treasury Shares Movement [Roll Forward]
Own share repurchased program	151,997
Own share repurchase program approved at the Extraordinary Shareholders’ Meeting held on March 17, 2025, paid in May 2025 | Fee payments
Treasury Shares Movement [Roll Forward]
Own share repurchased program	$ 154
Own share repurchase program approved at the Extraordinary Shareholders’ Meeting held on June 26, 2025, paid in July 2025
Treasury Shares Movement [Roll Forward]
Own share repurchased program (in shares)	20,550,887,837,000
Own share repurchased program	$ 433,273
Own share repurchase program approved at the Extraordinary Shareholders’ Meeting held on June 26, 2025, paid in July 2025 | Share amount
Treasury Shares Movement [Roll Forward]
Own share repurchased program	432,840
Own share repurchase program approved at the Extraordinary Shareholders’ Meeting held on June 26, 2025, paid in July 2025 | Fee payments
Treasury Shares Movement [Roll Forward]
Own share repurchased program	$ 433